Other operating costs - Schedule of auditors' remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Audit fees payable to the Parent Company’s auditor and their associates in respect of:
Audit of the Parent Company’s individual and consolidated financial statements	£ 2.9	£ 2.7	£ 2.5
The auditing of accounts of any associate of the Company	9.0	8.9	8.1
Other services supplied	7.4	7.3	6.4
Audit fees payable to the Parent Company’s auditors and their associates	19.3	18.9	17.0
All other fees:
Other assurance services	1.4	0.9	0.8
Other non-audit services not covered above	0.2	0.1	2.0
Total other services	1.6	1.0	2.8
Total auditor’s remuneration	20.9	£ 19.9	£ 19.8
Tax compliance services	0.0
Tax advisory services	£ 0.0